Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TETON WESTWOOD FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 05, 2017
Supplement [Text Block]	twf_SupplementTextBlock
THE TETON WESTWOOD FUNDS (the “Trust”)

TETON Westwood Intermediate Bond Fund (the “Fund”)

Supplement dated August 31, 2017, to the Fund’s Summary Prospectus and Prospectus for Class AAA,

Class A, Class C, and Class I shares each dated January 27, 2017, as amended July 5, 2017

Effective September 1, 2017 (“Effective Date”), Westwood Management Corp. will resign as the sub-adviser to the Fund. Accordingly, all references to Westwood Management Corp. will be removed from the applicable sections of the Summary Prospectus and the Prospectus. Teton Advisors, Inc. (the “Adviser”) will continue as the Fund’s adviser and assume the portfolio management role as of the Effective Date.

In addition, as of the Effective Date, the following paragraph will be added as the second listed risk within the “Principal Risks” section of the Fund’s Prospectus and Summary Prospectus:

“High Yield Securities Risk. The Intermediate Bond Fund may invest in higher yielding, lower rated bonds, commonly called “junk bonds”. Bonds that are rated Ba or below by Moody’s, or BB or below by S&P or Fitch, or if unrated, determined by the Adviser to be of comparable quality, are generally considered to be high yield bonds. These high yield bonds are subject to greater risks than lower yielding, higher rated debt securities. As a result, the Intermediate Bond Fund may experience losses associated with its holdings of high yield securities.”

In addition, as of the Effective Date, the second paragraph of the “Principal Investment Strategies” section of the Fund’s Prospectus and Summary Prospectus and the second paragraph of the “Intermediate Bond Fund” subsection within the “Investment Objectives, Investment Strategies and Related Risks” section of the Fund’s Prospectus will be replaced with the following: “Although there are no restrictions on the maximum or minimum maturity of any individual fixed income security that the Intermediate Bond Fund may invest in, generally the Intermediate Bond Fund will have a dollar weighted average maturity of three to ten years. The Intermediate Bond Fund may also invest in other types of debt securities, including debentures, notes, convertible debt securities, municipal securities, mortgage-related securities, and certain collateralized and asset-backed securities. The Intermediate Bond Fund will seek to maintain an average rating of BBB- or better by Standard & Poor’s Ratings Services, a division of McGraw-Hill Companies, (“Standard & Poor’s”), or comparable quality for the securities in its portfolio.”

TETON WESTWOOD INTERMEDIATE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	twf_SupplementTextBlock
THE TETON WESTWOOD FUNDS (the “Trust”)

TETON Westwood Intermediate Bond Fund (the “Fund”)

Supplement dated August 31, 2017, to the Fund’s Summary Prospectus and Prospectus for Class AAA,

Class A, Class C, and Class I shares each dated January 27, 2017, as amended July 5, 2017

Effective September 1, 2017 (“Effective Date”), Westwood Management Corp. will resign as the sub-adviser to the Fund. Accordingly, all references to Westwood Management Corp. will be removed from the applicable sections of the Summary Prospectus and the Prospectus. Teton Advisors, Inc. (the “Adviser”) will continue as the Fund’s adviser and assume the portfolio management role as of the Effective Date.

In addition, as of the Effective Date, the following paragraph will be added as the second listed risk within the “Principal Risks” section of the Fund’s Prospectus and Summary Prospectus:

“High Yield Securities Risk. The Intermediate Bond Fund may invest in higher yielding, lower rated bonds, commonly called “junk bonds”. Bonds that are rated Ba or below by Moody’s, or BB or below by S&P or Fitch, or if unrated, determined by the Adviser to be of comparable quality, are generally considered to be high yield bonds. These high yield bonds are subject to greater risks than lower yielding, higher rated debt securities. As a result, the Intermediate Bond Fund may experience losses associated with its holdings of high yield securities.”

In addition, as of the Effective Date, the second paragraph of the “Principal Investment Strategies” section of the Fund’s Prospectus and Summary Prospectus and the second paragraph of the “Intermediate Bond Fund” subsection within the “Investment Objectives, Investment Strategies and Related Risks” section of the Fund’s Prospectus will be replaced with the following: “Although there are no restrictions on the maximum or minimum maturity of any individual fixed income security that the Intermediate Bond Fund may invest in, generally the Intermediate Bond Fund will have a dollar weighted average maturity of three to ten years. The Intermediate Bond Fund may also invest in other types of debt securities, including debentures, notes, convertible debt securities, municipal securities, mortgage-related securities, and certain collateralized and asset-backed securities. The Intermediate Bond Fund will seek to maintain an average rating of BBB- or better by Standard & Poor’s Ratings Services, a division of McGraw-Hill Companies, (“Standard & Poor’s”), or comparable quality for the securities in its portfolio.”